Cash Flows Information - Change in Liabilities Arising From Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	$ 198,147,734	$ 6,755,178	$ 76,511,879	$ 111,070,988
Adjustments on initial application of IFRS 16 (Note 3)		203,435
Adjusted balance	208,132,097	6,958,613
Net financing cash flows	15,104,066	504,984	101,653,172	(19,636,346)
Interest under operating activities	1,766	59
Lease liabilities	536,216	17,928
Non-cash changes
Acquisition through business combinations (Note 30)	2,508,101	83,855	24,157,174
Bonds conversion			(4,457,191)	(11,650,369)
Reclassification for the application of IFRS 9			(1,301,994)
Amortization of issuance cost	200,673	6,709	216,973	325,253
Effects of foreign currency exchange	(2,261,592)	(75,614)	1,367,721	(3,597,647)
Lease modifications	(239,321)	(8,002)
Ending balance	223,982,006	7,488,532	198,147,734	76,511,879
Previously stated [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	202,047,368
Non-cash changes
Ending balance			202,047,368
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Non Cash Investing Activities [line items]
Adjustments on initial application of IFRS 16 (Note 3)	6,084,729
Short-term borrowings [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	43,263,469	1,576,834	17,962,471	20,955,522
Adjusted balance	47,163,103	1,576,834
Net financing cash flows	(4,683,142)	(156,574)	22,327,813	(2,038,993)
Reclassification of foreign currency borrowings which lift to hedge foreign currency equity instruments	(1,499,000)	(50,117)
Non-cash changes
Acquisition through business combinations (Note 30)	656,820	21,960	3,619,858
Reclassification for the application of IFRS 9			(1,301,994)
Effects of foreign currency exchange	(1,065,452)	(35,622)	655,321	(954,058)
Ending balance	40,572,329	1,356,481	43,263,469	17,962,471
Short-term borrowings [member] | Previously stated [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	47,163,103
Non-cash changes
Ending balance			47,163,103
Bonds payable [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	16,985,936	567,902	23,142,780	36,999,903
Adjusted balance	16,985,936	567,902
Net financing cash flows	19,279,033	644,568	(6,185,600)	(1,123,972)
Non-cash changes
Acquisition through business combinations (Note 30)	245,664	8,213	4,457,191
Bonds conversion			(4,457,191)	(11,650,369)
Amortization of issuance cost	11,522	385	28,756	319,463
Effects of foreign currency exchange				(1,402,245)
Ending balance	36,522,155	1,221,068	16,985,936	23,142,780
Bonds payable [member] | Previously stated [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	16,985,936
Non-cash changes
Ending balance			16,985,936
Long-term borrowings [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	137,898,329	4,610,442	35,406,628	53,115,563
Adjusted balance	137,898,329	4,610,442
Net financing cash flows	1,144,731	38,272	85,510,959	(16,473,381)
Reclassification of foreign currency borrowings which lift to hedge foreign currency equity instruments	1,499,000	50,117
Non-cash changes
Acquisition through business combinations (Note 30)	1,523,968	50,952	16,080,125
Amortization of issuance cost	189,151	6,324	188,217	5,790
Effects of foreign currency exchange	(1,176,581)	(39,338)	712,400	(1,241,344)
Ending balance	141,078,598	4,716,769	137,898,329	$ 35,406,628
Long-term borrowings [member] | Previously stated [member]
Disclosure Of Non Cash Investing Activities [line items]
Beginning balance	137,898,329
Non-cash changes
Ending balance			$ 137,898,329
Lease liabilities [member]
Disclosure Of Non Cash Investing Activities [line items]
Adjustments on initial application of IFRS 16 (Note 3)		203,435
Adjusted balance	6,084,729	203,435
Net financing cash flows	(636,556)	(21,282)
Interest under operating activities	1,766	59
Lease liabilities	536,216	17,928
Non-cash changes
Acquisition through business combinations (Note 30)	81,649	2,730
Effects of foreign currency exchange	(19,559)	(654)
Lease modifications	(239,321)	(8,002)
Ending balance	5,808,924	$ 194,214
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Non Cash Investing Activities [line items]
Adjustments on initial application of IFRS 16 (Note 3)	$ 6,084,729